Financial instruments recognized in the statement of financial position and related effect on the income statement (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 181,125	€ 189,049
Financial assets, fair value	181,125	189,049
Financial liabilities	59,649	63,162
Financial liabilities, fair value	59,649	63,162
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	59,649	63,162
Financial liabilities—non-current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	35,323	40,149
Financial liabilities, fair value	35,323	40,149
Financial liabilities—non-current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities—non-current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	35,323	40,149
Financial liabilities—current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,335	2,102
Financial liabilities, fair value	5,335	2,102
Financial liabilities—current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities—current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,335	2,102
Trade payables and others
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,991	20,911
Financial liabilities, fair value	18,991	20,911
Trade payables and others | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade payables and others | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,991	20,911
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	124,679	136,604
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	56,446	52,445
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,790	35,119
Financial assets, fair value	35,790	35,119
Non-current financial assets | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,790	35,119
Non-current financial assets | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others
Disclosure of detailed information about financial instruments [line items]
Financial assets	56,446	52,445
Financial assets, fair value	56,446	52,445
Trade receivables and others | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	56,446	52,445
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,475	17,260
Financial assets, fair value	17,475	17,260
Short-term investments | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,475	17,260
Short-term investments | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	71,414	84,225
Financial assets, fair value	71,414	84,225
Cash and cash equivalents | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	71,414	84,225
Cash and cash equivalents | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0